UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell, President
                                         and Chief Executive Officer
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

DoubleLine Income Solutions Fund
--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935186658
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  20-May-2020
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 8.                      Mgmt          For                            For

2      DIRECTOR
       L.F. Alarcon Mantilla                                     Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Raymond Bromark                                           Mgmt          For                            For
       Rene Burgos Diaz                                          Mgmt          For                            For
       O. Cabrales Segovia                                       Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass a special resolution approving the                Mgmt          For                            For
       amendment and restatement of the
       Corporation's articles as more particularly
       described in the accompanying Management
       Information Circular dated April 7, 2020.




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL INC.                                                              Agenda Number:  935059940
--------------------------------------------------------------------------------------------------------------------------
        Security:  947075AN7
    Meeting Type:  Consent
    Meeting Date:  01-Aug-2019
          Ticker:
            ISIN:  US947075AN70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For                            For
       REJECT)(ABSTAIN VOTES DO NOT COUNT)

2.     TO OPT-OUT OF THE THIRD PARTY RELEASES                    Mgmt          Against
       CONTAINED IN ARTICLE X.B.2 OF THE PLAN.
       (FOR = OPT OUT, AGAINST OR ABSTAIN = DO NOT
       OPT OUT)




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL INC.                                                              Agenda Number:  935100278
--------------------------------------------------------------------------------------------------------------------------
        Security:  947075AN7
    Meeting Type:  Consent
    Meeting Date:  12-Nov-2019
          Ticker:
            ISIN:  US947075AN70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     APPOINT THE CHAIRMAN AS PROXY. SELECT FOR                 Mgmt          For
       TO APPOINT THE CHAIRMAN AS PROXY. SELECT
       AGAINST IF YOU DO NOT WANT TO APPOINT THE
       CHARIMAN AS PROXY. ABSTAIN IS NOT A VALID
       VOITNG OPTION.

2.     VOTE ON SCHEME OF ARRANGEMENTS. SELECT FOR                Mgmt          For
       TO ACCEPT THE SCHEME. SELECT AGAINST TO
       REJECT THE SCHEME. AN ABSTAIN VOTE IS A
       DISCRETIONARY VOTE.




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL PLC                                                               Agenda Number:  935205345
--------------------------------------------------------------------------------------------------------------------------
        Security:  G48833118
    Meeting Type:  Annual
    Meeting Date:  12-Jun-2020
          Ticker:  WFTLF
            ISIN:  IE00BLNN3691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Thomas R. Bates, Jr.                Mgmt          For                            For

1B.    Election of Director: John F. Glick                       Mgmt          For                            For

1C.    Election of Director: Neal P. Goldman                     Mgmt          For                            For

1D.    Election of Director: Gordon T. Hall                      Mgmt          For                            For

1E.    Election of Director: Mark A. McCollum                    Mgmt          For                            For

1F.    Election of Director: Jacqueline C.                       Mgmt          For                            For
       Mutschler

1G.    Election of Director: Charles M. Sledge                   Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm and auditor for the
       financial year ending December 31, 2020 and
       KPMG Chartered Accountants, Dublin, as the
       Company's statutory auditor under Irish law
       to hold office until the close of the 2021
       AGM, and to authorize the Board of
       Directors of the Company, acting through
       the Audit Committee, to determine the
       auditors remuneration.

3.     To approve, in an advisory vote, the                      Mgmt          For                            For
       compensation of our named executive
       officers.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/31/2020